Subsequent Events - Additional Information (Details) - Events After Reporting Period [member] $ in Millions	Sep. 05, 2023 USD ($)
Royalty Pharma [member]
Disclosure of non-adjusting events after reporting period [line items]
Royalty payment ending period	Dec. 31, 2031
Funding received in exchange	$ 150
Royalty Pharma [member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Exchange rate for percentage of revenue to royalty payment	1.65%
Royalty Pharma [member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Exchange rate for percentage of revenue to royalty payment	1.925%
U.S. SKYTROFA [member]
Disclosure of non-adjusting events after reporting period [line items]
Exchange rate for percentage of revenue to royalty payment	9.15%
Royalty payment beginning period	Jan. 01, 2025
Funding received in exchange	$ 150